CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (1,858,450)	$ (2,385,273)	$ (1,417)	$ (8,554,322)	$ (9,490,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$ 291,404	280,743	368,447	463,718	612,658
Stock compensation expense		262,871	392,871	837,754	732,928
Common stock issued for services rendered	$ 94,312	360,500	$ 286,780	$ 392,421	699,445
Write-off of abandoned patents					440,780
Gain on disposal of property and equipment		(188,869)	$ (188,869)	$ (1,037,485)	(2,027,939)
Common stock issued for interest on convertible debentures & preferred stock			689,850	886,950	485,190
Common stock issued as make-whole payments on preferred stock	$ 104,423	522,450
Change in fair value of derivative liabilities	(665,491)	(1,360,818)	(4,525,739)	3,140,259	1,081,440
Changes in operating assets and liabilities
Accounts payable and accrued expenses	$ (378,275)	(300,383)	(490,352)	123,556	(1,218,616)
Deferred revenue		(1,181)	(1,181)	(38,282)	(105,395)
Other current assets	$ 150,565	51,003	(104,015)	124,197	745,808
Net Cash Used in Operating Activities	$ (2,261,512)	(2,758,957)	$ (3,573,625)	$ (3,661,234)	(8,043,979)
Cash Flows From Investing Activities:
Purchase of property and equipment					(2,416)
Proceeds from sale of property and equipment		883,780	$ 883,780	$ 1,764,008	4,953,325
Costs incurred for patents	$ (84,389)	(61,812)	(89,481)	(78,948)	(173,775)
Net Cash Provided By Investing Activities	$ (84,389)	821,968	$ 794,299	1,685,060	4,777,134
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt				829,038	3,561,688
Repayment of long-term debt		(606,806)	$ (606,806)	(1,833,265)	(4,821,511)
Proceeds from exercise of warrants		2,301,944	2,301,944	1,845,204	30,000
Proceeds from exercise of stock options	$ 6,416	526	526	5,181	1,300
Proceeds from issuance of preferred stock		2,770,000	2,655,000	2,615,000	1,975,000
Net Cash Provided by Financing Activities	$ 6,416	4,465,664	4,350,664	3,461,158	746,477
Effect of Exchange Rates on Cash	(4,078)	(18,894)	(10,803)	(22,339)	(32,120)
Net Increase/(Decrease) in Cash and Cash Equivalents	(2,343,563)	2,509,781	1,560,535	1,462,645	(2,552,488)
Cash and Cash Equivalents, Beginning of Year	3,269,489	1,708,954	1,708,954	246,309	2,798,797
Cash and Cash Equivalents, End of Year	$ 925,926	4,218,735	3,269,489	1,708,954	246,309
Supplemental Disclosure of Cash Flow Information
Interest paid in cash		$ 35,542	35,541	$ 327,722	$ 592,525
Issuance of stock options to satisfy compensation liabilities			257,505
Issuance of stock as financing share issuance costs			115,000
Issuance of common stock as payment of dividends on preferred stock			$ 689,850	$ 886,950	$ 485,190